Concentrations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Concentrations (Details) [Line Items]
Deposit at financial institutions (in Dollars)	$ 5,892,655	$ 10,027,666
Supplier One [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	35.30%	19.60%	14.10%
Supplier Two [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	28.00%	13.60%
supplier [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	10.00%	10.00%
Total Revenue [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	30.40%	33.30%	34.50%
Guben Yanling Pill [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	40.30%	38.20%	32.40%
Customer [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	10.00%
Accounts Receivable [Member] | Customer One [Member]
Concentrations (Details) [Line Items]
Total revenue percentage		13.00%